Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (120.88%)(1)
Aircraft (25.56%)
1,769,259	AASET 2021-1A C (4)	5.82%	11/16/2041	4.98%	$1,343,526
753,070	Blackbird Capital Aircraft 2021-1A B (4)	3.45%	07/15/2046	2.43%	656,207
1,310,000	Midland Loan Services LP - Rental ABS (4)	8.19%	04/17/2037	4.83%	1,303,319
826,881	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	2.53%	683,376
1,103,845	SALTT 2021-1A D 02/28/2033(4)	7.14%	02/28/2033	3.21%	866,712
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/15/2029	3.43%	924,000
1,285,113	SOLRR Aircraft 2021-1 C (4)	5.68%	10/15/2046	4.15%	1,118,599
					6,895,739
Collateralized Loan Obligations (44.74%)
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)	0.00%	06/13/2031	1.84%	497,156
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.29%	77,483
1,100,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	8.44%	02/15/2038	3.97%	1,069,372
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	13.64%	04/25/2029	3.65%	985,305
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)(6)	0.00%	04/17/2034	1.86%	502,169
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)(6)	0.00%	07/18/2031	0.20%	53,391
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)(6)	0.00%	10/20/2028	0.08%	21,863
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.37%	101,050
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.44%	660,485
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)	0.00%	07/31/2118	1.00%	269,115
1,332,000	OFSBS-2018-1A-FEE (6)			0.02%	4,786
1,490,000	Trimaran Advisors CAVU 2019-1 (4)(5)	9.73%	07/20/2032	5.50%	1,483,691
1,504,090	Parallel Ltd - 2015 - 1A (4)	10.73%	07/20/2027	5.53%	1,491,401
1,230,000	FCBSL 2024-1A D 04/24/2037 (6)	0.00%	04/24/2037	4.56%	1,230,000
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2034	0.95%	254,907
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	14.47%	10/20/2034	0.14%	37,719
1,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month LIBOR + 3.60%, 3.60% Floor) (4)(5)	9.04%	03/15/2038	5.08%	1,371,087
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	12.78%	04/20/2029	3.48%	937,580
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)(6)	0.00%	01/20/2031	0.13%	34,966
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)	0.00%	04/19/2031	0.80%	214,500
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	12.58%	07/15/2029	2.85%	769,478
					12,067,504
Confirmation of Originator Fee Certificates (2.45%)
8,516,346	SBA Confirmation of Originator Fee Certificates (6)(7)	Various(7)	Various(7)	2.45%	659,148

Residential Mortgage-Backed Securities (44.81%)
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)	5.30%	04/17/2037	3.58%	966,456
189,070	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(6)	5.84%	02/25/2037	0.67%	181,512
135,674	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.29%	75,779
255,983	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.90%	243,507
50,158	Countrywide Home Loan Series 2003-49	5.25%	12/19/2033	0.17%	45,565
1,080,000	Fannie Mae Series 22-R04 (1 Month SOFR + 9.50%, 0.00% Floor) (4)(5)	14.82%	03/25/2042	4.56%	1,230,357
1,000,000	Countrywide Home Loan Series 2003-49(4)	10.82%	12/25/2041	3.88%	1,046,033
3,317	HarborView Mortgage Loan Trust Series 2004-9	7.12%	12/19/2034	0.01%	2,862
57,578	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	3.50%	09/25/2036	0.19%	51,280
23,427	JP Morgan Mortgage Trust Series 2006-A1	5.76%	02/25/2036	0.07%	17,581
1,695,753	LMAT 2017 - RPL1 B (4)(5)	5.35%	01/28/2070	5.97%	1,608,966
28,388	Prime Mortgage Trust Series 2003-3(4)	5.98%	01/25/2034	0.05%	13,071
750,000	Progress Residential Trust 2021 - SFR3 H (4)	4.75%	05/17/2026	2.56%	689,959
362,701	Residential Asset Securitization Trust (6)	5.60%	02/25/2034	0.87%	234,522
2,020,000	STAR 2022-SFR3 F (4)(5)	9.83%	05/17/2024	7.43%	2,003,606
118,192	Structured Asset Securities Corporation 2003-9A (6)	6.67%	03/25/2033	0.27%	72,794
1,000,000	US Uninsured Agency 2020-DNA1 B2 (1 Month LIBOR + 5.25%, 0.00% Floor) (4)(5)	10.68%	01/25/2050	4.00%	1,080,138
170,000	US Uninsured Agency 2019-DNA3 B2 (1 Month LIBOR + 8.15%, 0.00% Floor) (4)(5)	13.58%	07/25/2049	0.73%	196,869
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)(5)	13.03%	03/25/2050	4.34%	1,170,000
1,000,000	US Uninsured Agency2020-HQA2 (1 Month LIBOR + 7.60%, 0.00% Floor) (4)	11.57%	10/25/2033	4.27%	1,151,875
					12,082,732
Supply Chain Receivable (3.32%)
899,955	Raistone - First Brands Supply Chain Finance Program(6)	0.00%	04/03/2024	3.32%	898,177

Total Asset Backed Securities (Cost $38,537,910)					32,603,300

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2024 (Unaudited)

Quantity	Description		Rate	Percentage of Net Assets	Fair Value
Preferred Stocks (5.89%) (1)
Other REITS (5.89%)
49,521	AGNC Investment Corp, Class B, Series F		6.13%	4.22%	$1,137,002
1,594	Annaly Capital Management, Class B		6.50%	0.15%	39,388
11,334	MFA Financial Inc., Class B		6.50%	0.93%	251,388
7,054	New Residential Inv Corp, Class B		6.38%	0.59%	159,562
					1,587,340

Total Preferred Stocks (Cost $1,742,244)					1,587,340

Short-Term Investments - Investment Companies (19.95%) (1)
5,380,586	First American Government Obligation - Class X		5.23%	19.95%	5,380,586
Total Short-Term Investments - Investment Companies (Cost $5,380,586)					5,380,586

Total Investments (146.72%) (1) (Cost $45,660,740)					39,571,226
Reverse Purchase Agreements (-35.78%)(1)					(9,651,000)
Liabilities in Excess of Other Assets (-10.94%) (1)					(2,950,063)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$26,970,163

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2024.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2024, these securities amounted to $27,961,787 or 103.68% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2024, these securities amounted to $13,906,449 or 51.56% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2024, these securities amounted to $5,836,522 or 21.64% of net assets.
(7) This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding "Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings" for additional information.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Received	Annually	08/09/2032	$758,511	$(1,999)	$68,500	$66,501
							$(1,999)	$68,500	$66,501

Ellington Income Opportunities Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

Ellington Income Opportunities Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$26,766,778	$5,836,522	$32,603,300
Preferred Stocks	1,587,340	-	-	1,587,340
Short-Term Investments	5,380,586	-	-	5,380,586
Total Investments	$6,967,926	$26,766,778	$5,836,522	$39,571,226

Other Financial Instruments*
Interest Rate Swaps	$-	$66,501	$-	$66,501
Total Swaps Contracts	$-	$66,501	$-	$66,501

*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2023	$4,942,329
Purchases	1,230,000
Sales proceeds and paydowns	(426,168)
Realized gain / (loss)	(58,738)
Payment-in-kind	-
Change in unrealized gain / (loss)	(153,887)
Transfers into Level 3	574,962
Transfer out of Level 3	(271,976)
Ending Balance – March 31, 2024	$5,836,522

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at March 31, 2024	$(166,766)

Ellington Income Opportunities Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2024:

	Fair Value at 3/31/2024	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average

Aircraft	$924,000	Discounted Cash Flows	Yield	17.42% to 17.42%	17.42%
Collateralized Loan Obligation	850,941	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(0.02)% to (1.50)%	(0.82)%
	541,920	Discounted Cash Flows	Yield	21.75% to 21.75%	21.75%
	1,230,000	Recent Transactions	Transaction Price	100.00 to 100.00	100.00
Confirmation of Originator Fee Certificates	659,148	Option Adjusted Spread (“OAS”)	OAS	130.80 to 130.80	130.80
Residential Mortgage-Backed Securities	425,019	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(1.61)% to (3.00)%	(2.30)%
	307,317	Discounted Cash Flows	Yield	9.68% to 9.68%	9.68%
	898,177	Discounted Cash Flows	Yield	28.41% to 28.41%	28.41%
Total	$5,836,522

A change in unobserved inputs might result in significantly higher or lower fair value measurement as of March 31, 2024.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2024, the Fund had the following reverse repurchase agreements outstanding, which were equal to 35.78% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
Lucid Management LP	794,000	6.60%	01/18/24	04/18/24	804,769
RBC Capital Markets	580,000	6.85%	02/12/24	04/12/24	585,408
Lucid Management LP	1,192,000	6.47%	02/23/24	04/18/24	1,200,143
RBC Capital Markets	682,000	6.74%	03/04/24	05/06/24	685,575
RBC Capital Markets	670,000	6.69%	03/04/24	05/06/24	673,486
JP Morgan Securities	1,494,000	6.62%	03/07/24	06/07/24	1,500,870
JP Morgan Securities	1,046,000	6.77%	03/07/24	06/07/24	1,050,919
RBC Capital Markets	116,000	6.83%	03/18/24	05/20/24	116,308
RBC Capital Markets	636,000	6.83%	03/22/24	05/22/24	637,207
RBC Capital Markets	678,000	6.86%	03/28/24	05/28/24	678,517
RBC Capital Markets	697,000	6.81%	03/28/24	05/28/24	697,527
RBC Capital Markets	1,066,000	6.76%	03/28/24	05/28/24	1,066,801
Totals	$9,651,000				$9,697,528

Ellington Income Opportunities Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

As of March 31, 2024, the fair value of securities held as collateral for reverse repurchase agreements was $13,906,449 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2024, the average daily balance and average interest rate in effect for reverse repurchase agreements were $12,335,363 and 6.76%, respectively.